Disclosures About Fair Value of Assets and Liabilities (Details) (Available-For-Sale Securities [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. Treasury and Government Agencies [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	$ 14,511	$ 25,424
Mortgage-backed securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	63,764	67,699
State and political subdivisions [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	18,249	16,792
Money Market Mutual Fund [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	2,155	2,040
Equity securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	23	23
Interest Rate Contract [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	254
Level 1 [Member] | U.S. Treasury and Government Agencies [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 1 [Member] | Mortgage-backed securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 1 [Member] | State and political subdivisions [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 1 [Member] | Money Market Mutual Fund [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	2,155	2,040
Level 1 [Member] | Equity securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 1 [Member] | Interest Rate Contract [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 2 [Member] | U.S. Treasury and Government Agencies [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	14,511	25,424
Level 2 [Member] | Mortgage-backed securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	63,764	67,699
Level 2 [Member] | State and political subdivisions [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	18,249	16,792
Level 2 [Member] | Money Market Mutual Fund [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 2 [Member] | Equity securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	23	23
Level 2 [Member] | Interest Rate Contract [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring	254
Level 3 [Member] | U.S. Treasury and Government Agencies [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 3 [Member] | Mortgage-backed securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 3 [Member] | State and political subdivisions [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 3 [Member] | Money Market Mutual Fund [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 3 [Member] | Equity securities [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring
Level 3 [Member] | Interest Rate Contract [Member]
Fair value measurements of securities measured at fair value on a recurring basis
Assets, Fair value, Recurring